CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
Cash Flows from Operating Activities
Net loss	$ (74,213)	$ (116,870)
Adjustments to reconcile net loss to net cash provided by operating activities:
Gain/Loss on change in derivative liability	(1,188)	637
Amortization of debt discount	11,649	50,200
Changes in assets and liabilities
Accounts payable	46,372	72,079
Accrued interest payable	20,136	11,584
Accrued interest payable - related partys	(2,791)	(72,459)
Net cash used in operating activities	(35)	(54,829)
Cash Flows from Investing Activities:
Net cash used in investing activities	0	0
Cash Flows from Financing Activities:
Proceeds from convertible notes payable	0	49,000
Repayments from notes payable	0	(9,838)
Net cash provided by financing activities	0	39,162
Net increase in cash	(35)	(15,667)
Cash, beginning of period	35	15,702
Cash, end of period	0	35
Supplemental disclosure of cash flow information
Cash paid for interest	0	0
Cash paid for taxes	$ 0	$ 0